Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. The due from/to related parties represents advances to /or from entities controlled by the Company’s shareholders, or the shareholders themselves. The amounts are unsecured, non-interest bearing, and due on demand.

Beijing Runtuo Industry &Technology Co. Ltd. (“Beijing Runtuo”) is a related party of the Company. The CEO of the Company owns part of an entity that is a shareholder of Beijing Runtuo. Beijing Runtuo provided natural gas to the Company for production purposes. The Company has receivables from Beijing Runtuo in the amount of $75,421 as of 2011 and payable in the amounts of $90,015 and $261,863 as of December 31, 2013 and 2012.

Beijing Wowjoint Mechanical and Electrical Equipment Co., (“Wowjoint Mechanical”) a related party of the Company.  The CEO of the Company is the chief executive officer and a shareholder of Wowjoint Mechanical.  Wowjoint Mechanical provided preliminary work in process for the Company.  The Company has payables to Beijing Mechanical in the amounts of $130,333 and $53,970 as of December 31, 2013 and 2012 respectively.

Wowjoint International Limited is a related party of the Company.  The Company has a receivable from Wowjoint International Limited in the amount of $3,075 as of December 31, 2013.

BBE Solutions SDN BHD (“BBE”) is a related party of the Company. The Company has a receivable from BBE in the amount of 699,253 and payable from BBE in the amount of 56,557 as of December 31, 2013.

Mr. Yabin Liu, Mr. Zhang Fude (Chief Technical Officer) and Mr. Yuhe Xia (senior employee) provided certain personal guarantees to ensure our payment obligations under the total RMB35 million ($5.6 million) credit facilities with Bank of China, China Minsheng Bank and Bank of Beijing in 2013.